PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 4.7%
Airbus SE (France)	41,150	$ 6,032,291
United Technologies Corp.	39,881	5,972,579
		12,004,870
Banks 16.9%
Bank of America Corp.	312,638	11,011,110
JPMorgan Chase & Co.	89,193	12,433,504
PNC Financial Services Group, Inc. (The)	61,899	9,880,938
Truist Financial Corp.	167,746	9,447,455
		42,773,007
Capital Markets 2.6%
Goldman Sachs Group, Inc. (The)	28,173	6,477,818
Chemicals 4.3%
FMC Corp.	42,284	4,220,789
Linde PLC (United Kingdom)	31,782	6,766,388
		10,987,177
Diversified Telecommunication Services 2.3%
Verizon Communications, Inc.	97,011	5,956,475
Electric Utilities 4.9%
American Electric Power Co., Inc.	130,274	12,312,196
Energy Equipment & Services 1.7%
Schlumberger Ltd.	106,171	4,268,074
Entertainment 3.2%
Walt Disney Co. (The)	56,208	8,129,363
Equity Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	23,038	5,294,593
Food & Staples Retailing 4.9%
Walmart, Inc.	105,431	12,529,420
Food Products 2.0%
Mondelez International, Inc. (Class A Stock)	93,356	5,142,048

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 3.4%
Zimmer Biomet Holdings, Inc.	57,198	$ 8,561,397
Health Care Providers & Services 2.0%
Laboratory Corp. of America Holdings*	29,839	5,047,864
Household Products 3.0%
Procter & Gamble Co. (The)	60,834	7,598,166
Insurance 5.8%
Chubb Ltd.	44,180	6,877,059
MetLife, Inc.	155,857	7,944,031
		14,821,090
Interactive Media & Services 2.9%
Alphabet, Inc. (Class A Stock)*	5,411	7,247,439
Media 4.7%
Comcast Corp. (Class A Stock)	265,035	11,918,624
Multiline Retail 1.2%
Dollar Tree, Inc.*	32,846	3,089,166
Oil, Gas & Consumable Fuels 5.9%
Noble Energy, Inc.	182,642	4,536,827
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	101,082	5,961,817
Suncor Energy, Inc. (Canada)	134,114	4,398,939
		14,897,583
Pharmaceuticals 7.0%
AstraZeneca PLC (United Kingdom), ADR	180,699	9,009,652
Eli Lilly & Co.	67,357	8,852,731
		17,862,383
Road & Rail 3.8%
Union Pacific Corp.	52,692	9,526,187
Semiconductors & Semiconductor Equipment 2.1%
Texas Instruments, Inc.	41,127	5,276,183

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 5.9%
Microsoft Corp.	53,479	$ 8,433,638
SAP SE (Germany), ADR(a)	49,223	6,595,390
		15,029,028
Specialty Retail 2.0%
Lowe’s Cos., Inc.	41,497	4,969,681

Total Long-Term Investments (cost $224,540,982)		251,719,832

Short-Term Investments 2.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,141,296	4,141,296
PGIM Institutional Money Market Fund (cost $1,487,974; includes $1,483,703 of cash collateral for securities on loan)(b)(w)	1,487,963	1,488,260

Total Short-Term Investments (cost $5,629,270)		5,629,556

TOTAL INVESTMENTS 101.5% (cost $230,170,252)		257,349,388
Liabilities in excess of other assets (1.5)%		(3,759,144)

Net Assets 100.0%		$ 253,590,244

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,460,491; cash collateral of $1,483,703 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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